Trade payables (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of trade and other payables [Abstract]
Disclosure of trade payables

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Payables for charging services	38,943	69,129
Payables for energy solutions	10,296	82,937

Total	49,239	152,066